Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 91,560
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	783,489
Less: Imputed interest	80,854
Present value of lease payments	702,635
Operating lease liabilities, current	364,103	$ 287,769
Operating lease liabilities, long-term	$ 338,531
Weighted-average remaining lease term	2 years 1 month 9 days
Weighted-average discount rate	7.00%